NOTE PAYABLE (Details Narrative) - USD ($)	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Note Payable Details Narrative
Notes payable			$ 4,000
Accrued Interest	$ 11,768	$ 9,446